Transactions with Related Parties (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)
Disclosure of transactions between related parties [line items]
Annual Service Fee | $	$ 80
F.G. Europe [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €		€ 26,000
Lease expiration date	Aug. 04, 2024	Aug. 04, 2024